UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if amendment [X] Amendment Number: 1
This Amendment (Check only one.):	[    ] is a restatement.
					[X] adds new holdings
					        entries.

Institutional Investment Manager Filing this Report:

Name: 		Douglas, Noyes & Co., Inc.
Address:	50 Broad Street, 12 FL
		New York, NY 10004

Form 13F File Number:   28-6442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Shailer
Title:		Executive Vice-President
Phone:		(212)668-3040

Signature, Place, and Date of Signing:

David R. Shailer			New York, NY		2/28/00
Signature				City, State			Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s.).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F SUMMARY



Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total:	$ 131,764
						(Thousands)

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

,       ,,,,,,,,,,,
,,,,,,,,,,,,
,   ,   ,   ,   ,   ,   ,   ,   ,   ,   ,   ,
,,,,               FORM 13F,,,,,,,,
,,title,,,,,,,,voting,authority,
,,of,,value,shares/,sh/,put/,invstmt,other,,,
,name of issuer,class,cusip,(x$1000),prn amt,prn,call,dscretn,managers,sole,shared,none
,-----------------------,----------,----------,-------------,----------,-------,
-------,-------,------------,-------,-------,-------
,ABERCROMBIE & FITCH CO. CL A,common,002896207,"1,335",39200,,,sole,,600,,"38,600"
,AMERICA ONLINE INC.,common,02364j104,"1,545",14850,,,sole,,,,"14,850"
,AMERICAN INTL. GROUP,common,026874107,"3,787",43556,,,sole,,,,"43,556"
,AMERICAN TEL. & TEL.,common,001957109,"3,203",73625,,,sole,,"2,850",,"70,775"
,ANHEUSER-BUSCH,common,035229103,345,4922,,,sole,,,,"4,922"
,APACHE CORP.,common,037411105,987,22850,,,sole,,,,"22,850"
,APPLIED MATERIALS INC.,common,038222105,"1,431",18425,,,sole,,,,"18,425"
,BANK OF NEW YORK,common,064057102,"2,585",77300,,,sole,,"5,000",,"72,300"
,BANK ONE CORP.,common,06423a103,241,6920,,,sole,,,,"6,920"
,BAUSCH & LOMB INC.,common,071707103,936,14200,,,sole,,,,"14,200"
,BELLSOUTH CORP.,common,079860102,"1,518",33734,,,sole,,"3,400",,"30,334"
,BEST FOODS,common,08658U101,"2,678",55150,,,sole,,"3,000",,"52,150"
,BP AMOCO,common,08658U101,534,4823,,,sole,,,,"4,823"
,BRISTOL-MYERS SQUIBB,common,110122108,"3,767",55800,,,sole,,"10,000",,"45,800"
,BURLINGTON RESOURCES INC.,common,122014103,"1,617",44000,,,sole,,,,"44,000"
,CBS CORP.,common,12490K107,"1,318",28500,,,sole,,900,,"27,600"
,CINCINNATTI BELL,common,171870108,208,10700,,,sole,,"3,500",,"7,200"
,CISCO SYSTEMS INC.,common,17275R102,"11,366",165779,,,sole,,"6,750",,"159,029"
,CITIGROUP,common,172967101,233,5300,,,sole,,,,"5,300"
,CLEAR CHANNEL COMMUNICATIONS INC.,common,184502102,662,8293,,,sole,,,,"8,293"
,CNF TR 1 GTD CONV SECS SER A CONV,pfd conv,12612v205,335,5950,,,sole,,2000,,"3,950"
,CNF TRANSPORTATION INC.,common,12612W104,924,24800,,,sole,,,,"24,800"
,COCA COLA,common,191216100,526,10900,,,sole,,"8,000",,"2,900"
,COMPAQ COMPUTER,common,204493100,224,9800,,,sole,,,,"9,800"
,COMPUTER SCIENCES,common,205363104,"1,617",23000,,,sole,,400,,"22,600"
,CONVERGYS CORP,common,212485106,802,40500,,,sole,,,,"40,500"
,COORS ADOLPH CO CLB,common,217016104,"1,686",31150,,,sole,,,,"31,150"
,CORNERSTONE PPTYS,common,21922h103,256,16800,,,sole,,,,"16,800"
,CVS CORPORATION,common,126650100,206,5050,,,sole,,,,"5,050"
,DAYTON HUDSON,common,239753106,736,12250,,,sole,    ,,,"12,250"
,DISNEY WALT PRODTNS.,common,254687106,421,16200,,,sole,,,,"16,200"
,DUKE ENERGY,common,264399106,"1,126",20425,,,sole,,"1,700",,"18,725"
,EL PASO ENERGY CORP.,common,283905107,"1,634",40590,,,sole,,"3,000",,"37,590"
,ELECTRONIC ARTS,common,285512109,"1,390",19200,,,sole,,,,"19,200"
,ENERGY EAST CORP.,common,29266m109,261,11000,,,sole,,"5,000",,"6,000"
,ENTERGY CORP.,common,29364g103,217,7500,,,sole,,"5,500",,"2,000"
,ETHAN ALLEN INTERIORS INC.,common,297602104,"1,376",43250,,,sole,,"2,100",,"41,150"
,FEDERAL NATIONAL MORTGAGE,common,313586109,"3,548",56600,,,sole,,,,"56,600"
,FLEXTRONICS INTL,common,y2573f102,"1,865",32050,,,sole,,,,"32,050"
,FURNITURE BRANDS,common,360921100,"1,282",65100,,,sole,,"2,200",,"62,900"
,G T E CORP.,common,362320103,"3,840",49950,,,sole,,"1,500",,"48,450",
,GENERAL ELECTRIC,common,369604103,"5,987",50497,,,sole,,"5,400",,"45,097",
,GENZYME,common,372917104,933,20700,,,sole,,,,"20,700",
,GEORGIA PAC CORP PREMIUM EQUITY PART,common,373298801,321,7250,,,sole,,,,"7,250",
,HAVERTY FURNITURE,common,419596101,"1,118",77100,,,sole,,,,"77,100",
,HELMERICH & PAYNE INC.,common,423452101,223,8800,,,sole,,,,"8,800",
,HONEYWELL INC.,common,438506107,"1,288",11575,,,sole,,,,"11,575",
,INTEL CORP.,common,458140100,"2,707",36425,,,sole,,,,"36,425",
,INTL. BUSINESS MACH,common,459200101,"7,850",64877,,,sole,,"2,200",,"62,677",
,JOHNSON & JOHNSON,common,478160104,"1,006",10950,,,sole,,,,"10,950",
,KANSAS CITY SOUTHERN,common,485170104,279,6000,,,sole,,,,"6,000",
,LILLY ELI & CO.,common,532457108,"2,733",42575,,,sole,,,,"42,575",
,LOWES COS,common,548661107,"2,204",45200,,,sole,,,,"45,200",
,LUCENT TECHNOLOGIES INC.,common,549463107,"2,095",32300,,,sole,,,,"32,300",
,MCDONALDS CORP.,common,580135101,"2,986",69050,,,sole,,,,"69,050",
,MCI WORLDCOM INC.,common,55268b106,"2,248",31275,,,sole,,,,"31,275",
,MEDIAONE GROUP INC ,common,58440j104,232,3400,,,sole,,,,"3,400"
,MELLON BANK CORP.,common,585509102,306,9100,,,sole,,,,"9,100"
,MERCK & CO. INC.,common,589331107,"6,061",93514,,,sole,,"7,200",,"86,314"
,MILLIPORE CORP,common,601073109,"2,696",71782,,,sole,,"1,700",,"70,082"
,MOBIL OIL CORP.,common,607059102,391,3882, ,,sole,,,,"3,882"
,NORTHERN TRUST,common,665859104,334,4000,,,sole,,,,"4,000"
,PEPSI BOTTLING GROUP,common,713409100,768,45000,,,sole,,,,"45,000"
,PEPSICO INC.,common,713448108,320,10500,,,sole,,,,"10,500"
,PFIZER INC.,common,717081103,"1,229",34260,,,sole,,,,"34,260"
,PROCTER & GAMBLE,common,742718109,"1,041",11100,,,sole,,,,"11,100"
,PURCHASESOFT INC.,common,746145101,4,12500,,,sole,,,,"12,500"
,ROYAL DUTCH PTLM CO.,common,780257804,363,6150,,,sole,,"1,800",,"4,350"
,SAFEWAY INC COM NEW,common,786514208,"1,237",32500,,,sole,,500,,"32,000"
,SCHERING-PLOUGH CORP,common,806605101,327,7500,,,sole,,500,,"7,000"
,SCHLUMBERGER,common,806857108,441,7075,,,sole,,,,"7,075"
,"STAPLES, INC.",common,855030102,"1,356",62150,,,sole,,,,"62,150"
,SYBRON INTL CORP,common,87114F106,"1,156",43000,,,sole,,,,"43,000"
,TANDY CORP.,common,875382103,"3,920",75850,,,sole,,"3,200",,"72,650"
,TELEFONOS DE MEXICO SA DE CV ADS,common,879403780,"1,636",18460,,,sole,,,,"18,460"
,TIFFANY & CO. NEW,common,886547108,"2,020",33700,,,sole,,,,"33,700"
,U S WEST INC NEW COM ,common,91273H101,237,4160,,,sole,,,,"4,160"
,VODAFONE AIRTOUCH PUBLIC LTD,common,92857t107,369,1550,,,sole,,,,"1,550"
,WAL MART STORES INC.,common,931142103,433,9100,,,sole,,,,"9,100"
,WASHINGTON GAS LT CO.,common,938837101,393,14500,,,sole,,"4,000",,"10,500"
,WATERS CORPORATION,common,941848103,206,3400,,,sole,,,,"3,400"
,WELLS FARGO & CO.,common,949746101,"1,494",37700,,,sole,,"2,700",,"35,000"
,WILEY JOHN & SONS,common,968223206,946,60300,,,sole,,,,"60,300"
,WILLIAMS COS INC.,common,969457100,335,8900,,,sole,,,,"8,900"
,XEROX CORP.,common,984121103,"2,967",70750,,,sole,,"1,000",,"69,750"

,,,,,,,,,,,,

